TAXATION (Income (Loss) Before Income Taxes From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
TAXATION [Abstract]
Non - PRC	$ (1,252)	$ (6,873)	$ (5,030)
PRC	11,825	7,039	4,849
Income (loss) before income taxes	$ 10,573	$ 166	$ (181)